(Impairment), reversal of impairment and gain (losses) on disposal of non-current assets (Details 1) t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) t	Dec. 31, 2023 USD ($) t
Nickel Operations [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,655	$ 1,789
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Sensitivity of key assumptions	A 19.2% reduction in the long-term prices of all commodities or a 5.7% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.	A 14.2% reduction in the long-term prices of all commodities or a 4.3% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.
Nickel Operations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.00%	5.60%
Period of cash flow projections	2035	2034
Range of nickel forecasted prices	16,662	18,000
Nickel Operations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.00%	5.90%
Period of cash flow projections	2049	2048
Range of nickel forecasted prices	21,000	23,000
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,152	$ 1,473
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.20%	7.00%
Period of cash flow projections	2054	2053
Sensitivity of key assumptions	A 25% reduction in the long-term prices of all commodities or a 57% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.	A 34% reduction in the long-term prices of all commodities or a 61% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.
Iron Ore Pellets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	78	75
Iron Ore Pellets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	95	98
Research And Development Project [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 445	$ 568
Impairment testing results	The recoverable amount of the CGU is higher than the carrying amount, and therefore, there is no impairment to be recognised.	The recoverable amount of the CGU is higher than the carrying amount, and therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.20%	7.00%
Sensitivity of key assumptions	A 12.3% reduction in the prices of all commodities or a 54.8% reduction in processing and beneficiating iron ore volumes would, alone, result in an estimated recoverable amount equal to the carrying value of this CGU.	A 7,5% reduction in the prices of all commodities or a 67% reduction in processing and beneficiating iron ore volumes would, alone, result in an estimated recoverable amount equal to the carrying value of this CGU.
Beginning of operation and useful life	16 years of useful life	16 years of useful life
Research And Development Project [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	78	80
Research And Development Project [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range iron ore forecasted prices	95	98